17 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
17	Property, Plant and Equipment

The Company records assets used in administrative and commercial facilities for generation of electric power and telecommunication services in property, plant and equipment account. Investments in electric power transmission and distribution and in piped gas distribution are recorded in contract assets, financial assets and/or intangible assets accounts as per IAS 38, IFRS 15 and IFRIC 12. (Notes 4.4, 4.5 and 4.9).

Upon initial adoption of IFRS, property, plant and equipment were measured at fair value with recognition of their deemed cost.

Under the regulation relating to the concession of public electric energy services, the assets and facilities used mostly in the generation of power are attached to these services and cannot be withdrawn, sold, assigned, or mortgaged without the prior written consent of the regulatory agency. ANEEL Resolution No. 691/2015, however, regulates the release of assets from the concessions of the Public Electric Power Service, granting prior authorization to release the property and other fixed assets not usable by the concession when they are destined for sale, and also determining that the sales proceeds less respective charges be deposited in a restricted bank account to be invested in the concession.

17.1	Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2020	Cost	depreciation	12.31.2019
In service
Reservoirs, dams and aqueducts	8,081,989	(4,600,598)	3,481,391	8,082,238	(4,405,546)	3,676,692
Machinery and equipment	7,644,171	(2,619,939)	5,024,232	8,875,458	(2,871,568)	6,003,890
Buildings	1,968,591	(1,096,016)	872,575	1,962,033	(1,054,009)	908,024
Land	490,177	(38,269)	451,908	490,071	(27,651)	462,420
Vehicles and aircraft	44,617	(42,725)	1,892	47,960	(44,876)	3,084
Furniture and tools	22,314	(15,498)	6,816	22,415	(14,466)	7,949
(-) Impairment (17.5)	(925,521)	-	(925,521)	(961,177)	-	(961,177)
(-) Impairment (17.6)	(27,928)	-	(27,928)	(81,322)	-	(81,322)
(-) Special Obligations	(332)	81	(251)	(78)	35	(43)
	17,298,078	(8,412,964)	8,885,114	18,437,598	(8,418,081)	10,019,517

In progress
Cost	734,507	-	734,507	700,172	-	700,172
(-) Impairment (17.5)	(120,308)	-	(120,308)	(122,261)	-	(122,261)
(-) Impairment (17.6)	(3,853)	-	(3,853)	(5,325)	-	(5,325)
	610,346	-	610,346	572,586	-	572,586
	17,908,424	(8,412,964)	9,495,460	19,010,184	(8,418,081)	10,592,103
17.2	Changes in property, plant and equipment

	Balance as of	Additions / Impairment		Loss on		Balance as of
	January 1, 2020		Depreciation	disposal	Transfers	December 31, 2020
In service
Reservoirs, dams and aqueducts	3,676,692	-	(195,062)	-	(239)	3,481,391
Machinery and equipment	6,003,890	-	(431,088)	(86,550)	160,968	5,647,220
Buildings	908,024	-	(42,593)	(83)	7,227	872,575
Land	462,420	-	(10,617)	(2)	107	451,908
Vehicles and aircraft	3,084	-	(1,171)	(123)	102	1,892
Furniture and tools	7,949	-	(1,559)	(238)	664	6,816
(-) Impairment (17.5)	(961,177)	35,656	-	-	-	(925,521)
(-) Impairment (17.6)	(81,322)	53,394	-	-	-	(27,928)
(-) Special Obligations	(43)	-	46	-	(254)	(251)
(-) Reclassification (a)	-	-	-	-	(622,988)	(622,988)
	10,019,517	89,050	(682,044)	(86,996)	(454,413)	8,885,114
In progress
Cost	700,172	273,823	-	(8,126)	(170,053)	795,816
(-) Impairment (17.5)	(122,261)	1,953	-	-	-	(120,308)
(-) Impairment (17.6)	(5,325)	1,472	-	-	-	(3,853)
(-) Reclassification (a)	-	-	-	-	(61,309)	(61,309)
	572,586	277,248	-	(8,126)	(231,362)	610,346
	10,592,103	366,298	(682,044)	(95,122)	(685,775)	9,495,460
(a) Reclassification to Assets classified as held for sale (Note 40).

	Balance as of	Additions / Impairment		Loss on		Balance as of
	January 1, 2019		Depreciation	disposal	Transfers	December 31, 2019
In service
Reservoirs, dams and aqueducts	2,426,474	-	(188,334)	(42)	1,438,594	3,676,692
Machinery and equipment	2,974,142	-	(409,571)	(141,902)	3,581,221	6,003,890
Buildings	479,207	-	(52,330)	-	481,147	908,024
Land	357,102	-	(9,466)	(463)	115,247	462,420
Vehicles and aircraft	5,766	-	(3,482)	(128)	928	3,084
Furniture and tools	9,415	-	(2,007)	(9)	550	7,949
(-) Impairment	(3,489)	61,112	-	-	(1,100,122)	(1,042,499)
(-) Special Obligations	(41)	-	8	-	(10)	(43)
	6,248,576	61,112	(665,182)	(142,544)	4,517,555	10,019,517
In progress
Cost	5,789,780	551,162	-	(15,540)	(5,625,230)	700,172
(-) Impairment	(1,197,693)	(30,015)	-	-	1,100,122	(127,586)
	4,592,087	521,147	-	(15,540)	(4,525,108)	572,586
	10,840,663	582,259	(665,182)	(158,084)	(7,553)	10,592,103

Due to the startup of HPP Colíder, HPP Baixo Iguaçu and Cutia and Bento Miguel Wind Complexes in 2019, the assets and impairment recorded for these projects were transferred from assets in progress to assets in service.

17.3	Costs of loans, financing and debentures capitalized

The costs of loans and financing and debentures capitalized in fixed assets during the year ended in December 31, 2020 of R$ 1,046, at an average rate of 0.04% p.a. (R$ 4,295, at an average rate of 0.11% p.a. in December 31, 2019, and R$ 4,229, at an average rate of 0.11% p.a. in December 31, 2018).

17.4	Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

Joint operations	Share Copel GeT (%)	Annual average depreciation rate(%)	12.31.2020	12.31.2019
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,917	859,917
(-) Accumulated depreciation		3.43	(235,454)	(206,000)
In progress			24,827	16,789
			649,290	670,706
HPP Baixo Iguaçu	30.0
In service			691,833	692,593
(-) Accumulated depreciation		3.29	(41,803)	(19,038)
In progress			50,114	49,240
			700,144	722,795
			1,349,434	1,393,501
17.5	Impairment of generation segment assets

Cash-generating units of the generation segment were tested for impairment based on previous evidence of impairment, assumptions representing the best estimates of the Company's management, the methodology provided for in Technical Pronouncement IAS 36 and measurement of value in use.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set considering the WACC (Weighted Average Cost of Capital) methodology and CAPM (Capital Asset Pricing Model) methodology for the generation business, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company Management. In the same framework, external references such as level of consumption of electric power and the availability of water resources support the key information about estimated cash flows. In particular, 2020 proved to be an atypical year in terms of growth of the economic activity in the country, as well as in the world, due to the Covid-19 pandemic and, consequently, due to measures to contain it, which directly had an impact on trade, industry and services.

A number of assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

The tests considered the following key assumptions:

•	Growth compatible with historical data and perspective for the Brazilian economy growth;
•	Updating specific after-tax discount rates for the segment tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;
•	Projected revenue in accordance with the agreements in force and future market expectations, without any expectation for renewal of concession/authorization; and
•	Expenses broken into cash generating units, projected in view of the budget approved by the Company.

The Company considered all its generation projects as independent cash generating units.

The projects with impairment balances recorded at December 31, 2020 are the following:

			Property, Plant and Equipment	Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,477,374	(167,432)	(683,193)	1,626,749
UEGA	701,736	(441,827)	(138,777)	121,132
Consórcio Tapajós (a)	14,464	-	(14,464)	-
Power plants in Paraná	984,823	(85,790)	(209,395)	689,638
	4,178,397	(695,049)	(1,045,829)	2,437,519
(a) Project under development

The table below shows the changes in the impairment for the years:

	Balance as of	Impairment	Transfer	Balance as of	Impairment	Balance as of
	January 1, 2019			December 31, 2019		December 31, 2020
In service
UHE Colíder	-	(45,547)	(731,747)	(777,294)	94,101	(683,193)
Wind power complex Cutia	-	114,144	(168,248)	(54,104)	54,104	-
Wind power complex Bento Miguel	-	87,370	(87,370)	-	-	-
UEGA	-	-	-	-	(138,777)	(138,777)
Power plants in Paraná	(3,489)	(13,534)	(112,756)	(129,779)	26,228	(103,551)
	(3,489)	142,433	(1,100,121)	(961,177)	35,656	(925,521)
In progress
HPP Colíder	(731,265)	(482)	731,747	-	-	-
Wind power complex Cutia	(167,875)	(373)	168,248	-	-	-
Wind power complex Bento Miguel	(84,621)	(2,749)	87,370	-	-	-
Consórcio Tapajós	(14,464)	-	-	(14,464)	-	(14,464)
Power plants in Paraná	(199,468)	(21,085)	112,756	(107,797)	1,953	(105,844)
	(1,197,693)	(24,689)	1,100,121	(122,261)	1,953	(120,308)
	(1,201,182)	117,744	-	(1,083,438)	37,609	(1,045,829)
17.5.1	UHE Colíder

In December 2020, the calculation of value in use took into account the Company's assumptions and budgets and the update of the discount rate after taxes in constant currency of 5,70% p.a. (in 2019, 5.45% p.a.), which derives from the WACC methodology for the electricity generation segment. Depreciating since its entry into commercial operation in March 2019, the reduction in the balance of net assets enabled partial reversal of the balance provisioned for losses.

17.5.2	Cutia Complex and Bento Miguel Complex

In December 2020, the calculation of value in use took into account the Company's assumptions and budgets and the update of the discount rate after taxes in constant currency of 7.08% p.a. (in 2019, 7.24% p.a.) which derives from the WACC methodology for the electric power generation segment, adjusted for the specific taxation condition of each project. Due to the revision of the discount rate, operating costs and future investments, the entire balance provisioned for losses was reversed.

17.5.3	UEG Araucária

In December 2020, the calculation of the value in use considered: i) the Company's assumptions and budgets; ii) assumptions for generation, delivery and variable costs; and iii) adjustment of discount rate after taxes in constant currency by 7.87% p.a. (in 2019, 7.76 p.a.), which derive from the WACC methodology for the electric power generation segment, plus additional risk associated with the variation in revenue. By reviewing the assumptions, the budget and the discount rate, the provision for losses was recognized.

17.5.4	Plants in the Paraná state

Figueira Thermoelectric Plant: in December 2020, the calculation of the value in use of generation assets in the State of Paraná considered: (i) the Company's assumptions and budgets; and (ii) adjustment to the discount rate after taxes in constant currency by 5.70% p.a. (in 2019, 5.45% p.a.), which derive from the WACC methodology for the electricity generation segment. Despite the postponement of the start of the operation to July 2021 (in 2019 it was considered November 2020) and changes in the plant's operating costs and CAPEX, the revision of the coal contract enabled the partial reversal of the impairment recorded for this project.

Other plants: in December 2020, the calculation of the value in use of generation assets in the State of Paraná considered: i) the Company's assumptions and budgets; ii) adjustment to the discount rate after taxes by 5.70% p.a. (in 2019, 5.45% p.a.), which derive from the WACC methodology for the electricity generation segment; and iii) review of operating costs, resulting in the partial reversal of the provisioned balance for losses.

17.5.5	Cash-generating units that have suffered no impairment

Plants that have suffered no impairment have recoverable amount higher than the carrying amount of property, plant and equipment. The following table shows the percentage by which the recoverable amount (“RA”) exceeds the carrying amount (“CA”) of fixed assets. In addition, the Company carried out a sensitivity analysis, increasing the discount rate shown below by 5% and 10% to assess the risk of impairment of each plant.

Unidade geradora de caixa	Discount		VR/VC-1	VR/VC-1	Impairment Risk
	rate	VR/VC-1	(5% Variation)	(10% Variation)
Wind power Assets
São Bento Complex (a)	7.08%	56.04%	51.92%	47.97%	-
Brisa I Complex(b)	7.08%	46.29%	42.44%	38.76%	-
Brisa II Complex(c)	7.08%	50.09%	45.45%	41.03%	-
Bento Miguel Complex (d)	7.08%	5.79%	2.35%	-0.91%	7,254
Hydric Assets
Foz do Areia	5.70%	153.23%	152.06%	150.91%	-
Segredo	5.70%	189.54%	185.33%	181.21%	-
Caxias	5.70%	138.68%	134.97%	131.33%	-
Guaricana	5.70%	27.44%	26.28%	25.14%	-
Chaminé	5.70%	68.26%	66.71%	65.17%	-
Apucaraninha	5.70%	38.39%	37.10%	35.82%	-
Chopim I	5.70%	158.47%	152.77%	147.25%	-
Mauá	5.70%	88.81%	84.52%	80.38%	-
Cavernoso	5.70%	754.19%	740.28%	726.70%	-
Cavernoso II	5.70%	13.53%	10.72%	8.01%	-
Bela Vista	5.70%	44.01%	38.29%	32.89%	-
Elejor	5.00%	67.71%	65.01%	59.54%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Contemplates theNova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Contemplates theSanta Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) Contemplates São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II andGE São Miguel III wind farms.

17.6	Property, Plant and Equipment of Copel Telecomunicações

The Company's Management continuously monitors the business environment of the telecommunications segment, paying particular attention to factors such as the increased competitiveness of the sector, the high degree of investment required to maintain its customer base and the expected return from this segment. The reversal of impairment in the period occurred due to depreciation, write-offs and recovery of provisioned equipment, referring to assets for which estimated losses were recorded. However, both the reversal of impairment and the write-offs are shown within the line of net income from discontinued operations, as a result of the divestment process of Copel Telecomunicações and the reclassifications carried out in compliance with accounting standards, as described in Note 40.

17.7	New plants under construction

17.7.1	SHPP Bela Vista

With estimated investment of R$ 220,000, this small hydroelectric power plant (SHPP), with installed capacity of 29.81 MW and physical guarantee of 18.4 MW mean, will be built on the Chopim River, in the municipalities of São João and Verê, located in the southwest region of the state of Paraná.

The participation in the A-6 auction held on August 31, 2018 led to sale of 14.7 MW mean in regulated contracts at the original price of R$ 195.70/MWh. The energy sale contracts provide for beginning of energy supply on January 1, 2024, with a 30-year term and annual adjustment by reference to IPCA variation.

The works started in August 2019, and the three-generating units are expected to start operating in the first half of 2021.

17.7.2	Jandaíra Wind Complex

With estimated investment of R$ 411,610 this wind farm, with installed capacity of 90.1 MW and physical guarantee of 47.6 MW mean, will be built in the municipalities of Pedra Preta and Jandaíra, in the state of Rio Grande do Norte.

The participation in the new power generation auction A-6, held on October 18, 2019, led to sale of 14.4 MW mean in regulated contracts at the original price of R$ 98.00/MWh. The energy sale contracts provided for beginning of energy supply on January 1, 2025, with a 20-year term and annual adjustment by reference to IPCA variation.

In all, 26 wind turbines will be installed, divided into four wind farms, and a substation and a 16 km transmission line will also be built next to the farms to drain the electricity to be generated for the National Interconnected System (SIN).

With all the necessary licenses in place, civil works began in the first week of January 2021, and the wind farm is expected to start operating between May 2022 and July 2022, on a phased basis, by wind turbine.

17.8	Depreciation rates
Depreciation rates
Depreciation rates (%)	12.31.2020	12.31.2019	12.31.2018
Average generation segment rates (Note 17.8.1)
General equipment	6.26	6.33	6.25
Machinery and equipment	3.39	3.67	3.56
Generations	3.73	3.38	3.34
Reservoirs, dams and ducts	2.68	2.50	2.21
Hydraulic turbines	2.93	2.89	2.60
Gas and steam turbines	2.00	2.00	2.00
Water cooling and treatment	4.00	4.00	4.00
Gas conditioner	4.00	4.00	4.00
Wind power plant unit	4.94	5.49	3.71
Average rates for central government assets
Buildings	3.35	3.35	3.35
Machinery and office equipment	6.25	6.25	6.25
Furniture and fixtures	6.25	6.25	6.25
Vehicles	14.29	14.29	14.29
Telecommunications segment rates
Infrastructure backbone	3% to 5%	3% to 5%	3% to 5%
Infrastructure last mile	17% and 25%	17% and 25%	3% to 17%
Other infrastructure equipment	7% to 20%	7% to 20%	7% to 20%
17.8.1	Assets with depreciation rates limited to the concession term

 The assets of the original project of the Mauá, Colíder, Baixo Iguaçu, Cavernoso II and SHPP Bela Vista plants, of Copel GeT, and of the Santa Clara and Fundão plants, of Elejor, are considered by the Granting Authority, without full guarantee of indemnification for their residual value at the end of the concession term. This interpretation is based on the Concessions Law No. 8,987/1995 and Decree No. 2,003/1996, which regulate the generation of electricity by independent generators.

Accordingly, from the entry into operation of these assets, including land, depreciation is recognized at the highest rate among that determined by ANEEL or the rate calculated based on the concession period.

As provided for in the concession contracts, subsequent investments not foreseen in the original project, as long as approved by the Granting Authority and not yet amortized, will be indemnified at the end of the concession period and depreciated at the rates established by ANEEL, as from the date of their entry in operation.